SCHEDULE OF RECONCILIATION INCOME TAX EXPENSES (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Tax Disclosure [Abstract]
Income from operations in the PRC			¥ 157,704	¥ 177,311	¥ 126,692
Income (loss) from overseas entities			(3,117)	(15,713)	3,371
Income before income tax expenses		$ 22,107	154,587	161,598	130,063
Tax expense from overseas entities at PRC enterprise income tax rate			¥ 38,647	¥ 40,400	¥ 32,515
Tax expense from overseas entities at PRC enterprise income tax rate, percentage		25.00%	25.00%	25.00%	25.00%
Effect of income tax in jurisdictions other than the PRC			¥ (3,759)	¥ (311)	¥ (2,625)
Effect of income tax in jurisdictions other than the PRC, percentage		(2.40%)	(2.40%)	(0.20%)	(2.00%)
Income tax on tax holiday	[1]		¥ (17,545)	¥ (20,298)	¥ (14,952)
Income tax on tax holiday, percentage		(11.30%)	(11.30%)	(12.60%)	(11.50%)
Tax effect of permanent differences	[2]		¥ (16,382)	¥ (13,572)	¥ (12,860)
Tax effect of permanent differences, percentage		(10.60%)	(10.60%)	(8.40%)	(9.90%)
Change in valuation allowance	[3]		¥ 9,585	¥ 8,227	¥ 11,494
Change in valuation allowance, percentage		6.20%	6.20%	5.10%	8.80%
Effect of share-based compensation			¥ 2,112	¥ 2,467	¥ 16
Effect of share-based compensation, percentage		1.40%	1.40%	1.50%	0.00%
Income tax expenses		$ 1,810	¥ 12,658	¥ 16,913	¥ 13,588
Income tax expenses, percentage		8.30%	8.30%	10.40%	10.40%

[1]	The income tax on tax holidays represents the effect of preferential income tax rate enjoyed by Guangdong Lizi and Yunmi Hulian. Guangdong Lizi applied for HNTE qualification renewal in 2023. It entitled to enjoy the preferential tax rate of 15% as an HNTE for three years starting from 2023 and should apply for HNTE qualification renewal in 2026. Yunmi Hulian applied for the HNTE qualification and obtained approval in December 2021. It is entitled to enjoy the preferential tax rate of 15% as an HNTE for three years starting from 2022, and its HNTE status ceased at the end of 2023.
[2]	The permanent book-tax differences mainly consisted of R&D super deductions.
[3]	Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance for the years ended December 31, 2023, 2024, and 2025 were provided for net operating loss carry forward of certain group entities which reported loss because it was more likely than not that such deferred tax assets would not be realized based on the Group’s estimate of their future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.